Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	TDH Holdings, Inc.
Trading Symbol	PETZ
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	10,323,268
Amendment Flag	false
Entity Central Index Key	0001684425
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38206
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 1104
Entity Address, Address Line Two	Full Tower
Entity Address, Address Line Three	9 East Third Ring Middle Road
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Title of 12(b) Security	SHARES, PAR VALUE $0.02
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	YCM CPA, Inc.
Auditor Firm ID	6781
Auditor Location	Irvine, California
Entity Address, Postal Zip Code	000000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Room 1104
Entity Address, Address Line Two	Full Tower
Entity Address, Address Line Three	9 East Third Ring Middle Road
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Contact Personnel Name	Dandan Liu, Chief Executive Officer
City Area Code	+86-166
Local Phone Number	7863-6230
Entity Address, Postal Zip Code	000000